Fair Value Measurements - Summary of Financial Liability Measured at Fair Value on a Recurring Basis (Details 2) (Interest Rate Swap [Member], Designated as Hedging Instrument [Member], Cash Flow Hedging [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Recurring financial liability that was measured at carrying value
Interest rate swap - cash flow hedge	$ 1,020	$ 998	$ 1,606
Interest rate swap - cash flow hedge, loss	488	319
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Recurring financial liability that was measured at carrying value
Interest rate swap - cash flow hedge	1,020	998
Fair Value, Measurements, Recurring [Member] | Fair Values [Member]
Recurring financial liability that was measured at carrying value
Interest rate swap - cash flow hedge	$ 1,020	$ 998